OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	£ (17)	£ (21)	£ 25
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	(4)	(6)	£ 15
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	£ 76	£ 97